UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-5340

Name of Registrant: Vanguard New Jersey Tax-Free Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: November 30

Date of reporting period: December 1, 2010 – May 31, 2011

Item 1: Reports to Shareholders

Vanguard New Jersey Tax-Exempt
Funds Semiannual Report

May 31, 2011

Vanguard New Jersey Tax-Exempt Money Market Fund
Vanguard New Jersey Long-Term Tax-Exempt Fund

> While money market rates remained near zero in the first half of the fiscal year, the broad U.S. municipal bond market returned about 2%—overcoming an early slide.

> Vanguard New Jersey Tax-Exempt Money Market Fund returned 0.05% for the six months ended May 31, 2011, just ahead of the average return of its state peer group.

> Vanguard New Jersey Long-Term Tax-Exempt Fund returned 0.90% for Investor Shares—ahead of the average return of its state peer group but behind the returns of its national benchmark index and the broad U.S. muni market.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Advisor’s Report.	8
New Jersey Tax-Exempt Money Market Fund.	12
New Jersey Long-Term Tax-Exempt Fund.	26
About Your Fund’s Expenses.	51
Trustees Approve Advisory Arrangement.	53
Glossary.	54

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.

Cover photograph: Jean Maher.

Your Fund’s Total Returns

Six Months Ended May 31, 2011

		Taxable-
	SEC	Equivalent	Income	Capital	Total
	Yields	Yields	Returns	Returns	Returns
Vanguard New Jersey Tax-Exempt Money Market
Fund	0.05%	0.09%	0.05%	0.00%	0.05%
New Jersey Tax-Exempt Money Market Funds
Average					0.00
New Jersey Tax-Exempt Money Market Funds Average: Derived from data provided by Lipper Inc.
Vanguard New Jersey Long-Term Tax-Exempt Fund
Investor Shares	3.42%	5.90%	2.10%	-1.20%	0.90%
Admiral™ Shares	3.50	6.03	2.14	-1.20	0.94
Barclays Capital 10 Year Municipal Bond Index					2.73
New Jersey Municipal Debt Funds Average					0.75

New Jersey Municipal Debt Funds Average: Derived from data provided by Lipper Inc.

7-day SEC yield for the New Jersey Tax-Exempt Money Market Fund; 30-day SEC yield for the New Jersey Long-Term Tax-Exempt Fund.
The calculation of taxable-equivalent yield assumes a typical itemized tax return and is based on the maximum federal tax rate of 35% and the maximum income tax rate for the state. Local taxes were not considered. Please see the prospectus for a detailed explanation of the calculation.
Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements.

Your Fund’s Performance at a Glance
November 30, 2010 , Through May 31, 2011

			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard New Jersey Tax-Exempt Money
Market Fund	$1.00	$1.00	$0.001	$0.000
Vanguard New Jersey Long-Term Tax-Exempt
Fund
Investor Shares	$11.58	$11.44	$0.238	$0.000
Admiral Shares	11.58	11.44	0.242	0.000

Chairman’s Letter

Dear Shareholder,

A springtime rally helped the broad U.S. municipal bond market to rebound from an inauspicious start and return about 2% for the six months ended May 31. Sensational headlines in December predicting large-scale municipal defaults were followed by reports of rising state revenues and more focus on fiscal discipline, which encouraged demand amid unusually low supply.

Against this backdrop, Vanguard New Jersey Long-Term Tax-Exempt Fund returned 0.90% for Investor Shares and 0.94% for Admiral Shares. Interest income more than offset the fund’s –1.20% capital return (its holdings did not fully recover from price declines in December and January).

The advisor’s focus on high quality helped the Long-Term Fund to outperform its state peers: In a reversal from last year, higher-rated bonds outperformed lower-quality securities. The fund lagged its market benchmark, the Barclays Capital 10 Year Municipal Bond Index, which is a reasonable but imperfect standard of comparison. For example, in contrast to the index, your fund invests across the maturity spectrum. Intermediate-term bonds were the market’s sweet spot over the six months as investors sought higher yields without the greater interest rate risk of the longest-maturity bonds.

As the Federal Reserve kept its target for short-term interest rates anchored near zero, the New Jersey Tax-Exempt Money Market Fund returned a scant 0.05%—ahead of the average return of its state peer group. The fund’s 7-day SEC yield on May 31 was 0.05%, down from six months ago. In contrast, the Long-Term Fund’s 30-day SEC yield for Investor Shares rose to 3.42%. As shown on page 1, each fund’s taxable-equivalent yield was higher than its SEC yield.

Note: The funds are permitted to invest in securities whose income is subject to the alternative minimum tax (AMT). As of May 31, the Long-Term Fund owned no securities that would generate income distributions subject to the AMT, but the Money Market Fund did.

In the broad U.S. bond market, a late-stage change of direction
Through much of the fiscal half-year, bond market returns hovered near—or below— 0%. With the economy seeming to find its footing, interest rates rose slowly but steadily. Investors were concerned that accelerating growth might eventually lead to higher inflation, perhaps sooner rather than later. Rising rates put pressure on bond prices.

Later in the period, however, disappointing economic news—including in the housing and labor markets—doused worries about inflation. Perhaps counterintuitively, bad news for the economy spells good news for bonds: As yields retreated, bond prices rallied. For the full six months, the broad

Market Barometer
			Total Returns
		Periods Ended May 31, 2011
	Six	One	Five Years
	Months	Year	(Annualized)
Bonds
Barclays Capital U.S. Aggregate Bond Index (Broad
taxable market)	1.91%	5.84%	6.63%
Barclays Capital Municipal Bond Index (Broad tax-exempt
market)	2.04	3.18	4.78
Citigroup Three-Month U.S. Treasury Bill Index	0.06	0.15	1.94

Stocks
Russell 1000 Index (Large-caps)	15.49%	26.81%	3.69%
Russell 2000 Index (Small-caps)	17.34	29.75	4.70
Dow Jones U.S. Total Stock Market Index	15.20	27.10	4.07
MSCI All Country World Index ex USA (International)	13.58	29.95	3.95

CPI
Consumer Price Index	3.27%	3.57%	2.22%

U.S. taxable bond market returned about 2%, roughly matching the performance of the municipal market.

Stock prices followed corporate profits higher
During the six months, global stock markets powered past a series of unnerving developments—financial drama in Europe, natural and nuclear disaster in Japan, and geopolitical upheaval in commodity markets. The broad U.S. stock market returned more than 15% for the six months, buoyed by surprising strength in corporate profits. Toward the end of the period, however, a pullback in the manufacturing sector and unexpected weakness in the labor market sounded notes of caution.

International stocks followed a similar trajectory, returning almost 14% for the period. In emerging markets and in most developed markets, strength in local currencies boosted returns for U.S.-based investors.

An inauspicious start capped by a strong finish
As I noted in our annual report to you six months ago, November 2010 was the most volatile month in the municipal market since the 2008 financial crisis. The key forces that converged to create the volatility and lower muni bond prices continued into the first months of the new fiscal year: abundant new-issue supply (through December), concerns about inflation as the economy gathered steam,

Expense Ratios
Your Fund Compared With Its Peer Group

	Investor	Admiral	Peer Group
	Shares	Shares	Average
New Jersey Tax-Exempt Money
Market Fund	0.17%	—	0.48%
New Jersey Long-Term Tax-Exempt
Fund	0.20	0.12%	1.00

The fund expense ratios shown are from the prospectus dated March 29, 2011, and represent estimated costs for the current fiscal year. For the six months ended May 31, 2011, the funds’ annualized expense ratios were: for the New Jersey Tax-Exempt Money Market Fund, 0.17%; and for the New Jersey Long-Term Tax-Exempt Fund, 0.20% for Investor Shares and 0.12% for Admiral Shares. Peer-group expense ratios are derived from data provided by Lipper Inc. and capture information through year-end 2010.

Peer groups: For the New Jersey Tax-Exempt Money Market Fund, New Jersey Tax-Exempt Money Market Funds; for the New Jersey Long-Term Tax-Exempt Fund, New Jersey Municipal Debt Funds.

and anxiety about prospects for municipal bond defaults. (As to the likelihood of widespread defaults, Vanguard believes that the dire predictions of some analysts are overblown. For a brief discussion of our view, see the box below.)

Several factors contributed to the late-2010 supply surge. Some tax-exempt borrowers that might otherwise have come to market in 2011 accelerated their plans in anticipation of rising interest rates. Others took advantage of the temporary AMT exemption for private-activity bonds, such as those used to finance airports.

And the stampede to issue taxable Build America Bonds (BABs) before the end-of-year deadline flustered an already-skittish tax-exempt market, especially the long-term segment. (BABs offered an attractive federal subsidy that lowered issuers’ borrowing costs. The BABs and AMT incentives, part of the 2009 federal stimulus act, expired on December 31.)

This flood of new supply pushed tax-exempt bond prices down, and yields up, in December—the worst of the past six months for the broad municipal market and for New Jersey bonds.

Investment insight

Perspective on default risk
Although state tax collections are recovering, worries about default are still making headlines. Here’s why we think the threat is overstated:

• Long, strong repayment history. In the 40 years through 2009, the average default rate for investment-grade municipal bonds was a minuscule 0.03%. The rate was 30 times higher for corporate bonds.

• Issuers’ ability to pay. Most municipals are revenue bonds—often backed by fees for essential services such as water, sewers, and electricity—or general obligation bonds (backed by the issuer’s full taxing power). Households try to pay utility bills even in tough times, and issuers can raise taxes if need be.

• Issuers’ willingness to pay. Issuers who default to avoid debt payments could lose access to funding for everyday operations and capital projects—a poor risk/
reward tradeoff, given their typically low debt burdens. For example, across the
50 states, debt secured by state operating resources as a percentage of the state’s economic output currently averages only about 4.5%. New Jersey’s debt burden
(more than 7%) is higher, but—contrary to the impressions created by some of the overheated commentary—New Jersey is not Greece (where total debt exceeds the value of the nation’s annual output).
Source: Moody’s Investors Service. For more discussion, see the research paper California Is Not Greece at
vanguard.com/jumppage/researchpapers/tab1.html.

Bond returns were also hurt by a significant exodus from tax-exempt funds, which experienced some of the largest—and longest-lasting—cash outflows in decades. Some investors were spooked by headlines warning of defaults and by concerns about higher interest rates (which could depress near-term returns); others wanted to participate in the stock market rally.

Market conditions began improving, however, as winter turned to spring. Most notably, the supply of new bonds dried up. From January through May, nationwide new-issue volume was less than $85 billion, the lowest for this five-month period since 2000. In part, this reflected deferral of nonessential projects because of budget constraints.

Investors seeking to buy scarce new tax-exempt bonds bid up prices. And as the U.S. economic recovery slowed, investors’ concern about rising interest rates receded. At the same time, confidence improved as states and municipalities gained credibility in their budget-balancing efforts. The realization that municipal bonds were attractively valued led to strong returns in April and May, both nationally and in your fund.

For a discussion of the funds’ management during the past year, please see the Advisor’s Report following this letter.

State revenues improve but local revenues lag
Across most of the nation, state tax revenues have been recovering from the Great Recession but still have not caught up. In New Jersey, combined revenue from personal and corporate income taxes plus sales tax increased about 6% in the first calendar quarter of 2011 compared with 2010, according to preliminary data from The Nelson A. Rockefeller Institute of Government.

The picture is a bit more complicated at the local level. Typically, state revenues from various sources lag the broad U.S. economy during downturns and recoveries, and local revenues lag state receipts. This time, the slowdown at the local level has been exacerbated by significant reductions in assessed home values, hurting property tax receipts—while demand for many services has risen and the flow of federal stimulus dollars has ended.

New Jersey, along with most states, faces tough budget and policy choices. Amid uncertainty about how those issues would be resolved, investors required higher yields; as a result, the Barclays Capital New Jersey Municipal Bond Index had one of the lowest six-month returns among all 50 states and U.S. territories. And two major rating agencies downgraded the credit rating of the state’s general obligation bonds (to Aa3 and AA–) during the period; New Jersey is now one of the lowest-rated states.

Discipline and diversification are more important than ever
We hope that state and local governments will continue to make progress in addressing their long-term fiscal challenges. But optimism is no substitute for rigorous, independent credit analysis. And while we think the grim forecasts about looming defaults have been overstated, we acknowledge that there may be some uptick in defaults— especially among smaller issuers and less creditworthy projects, which our screening process helps us weed out.

As always, we believe investors will be well-served by holding a balanced portfolio of low-cost mutual funds that is diversified across and within asset classes. For New Jersey investors in higher tax brackets, the Vanguard New Jersey Tax-Exempt Funds can play a helpful role in such a portfolio, providing exemption from state as well as federal income taxes.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
June 13, 2011

Advisor’s Report

For the fiscal half-year ended May 31, 2011, Vanguard New Jersey Tax-Exempt Money Market Fund returned 0.05%, as the Federal Reserve continued to keep short-term interest rates near zero. By comparison, the average return of peer-group state funds was 0%. The New Jersey Long-Term Tax-Exempt Fund returned 0.90% for Investor Shares and 0.94% for Admiral Shares, trailing the return of its national benchmark index but surpassing the average return of competing state funds.

The investment environment
The funds successfully navigated a particularly challenging investment environment in recent months, a volatile period for the municipal bond market because of credit, market, and supply concerns.

The period began with yields pushing higher and prices falling (bond prices and yields move inversely). For example, from November 30 to January 31, the yields of 10-year AAA general-obligation tax-exempt bonds at the national level rose by about half a percentage point, then declined by more than that in February through May. Yields on comparable 30-year bonds followed a similar pattern, but ended the period a bit higher than where they began. These are large moves in a very short time, relative to the historical experience in this market.

Concurrent with the market volatility was a tide of withdrawals from tax-exempt bond funds, Vanguard’s included, that began in November 2010 and peaked in January 2011 as yields spiked. Outflows then began to ease substantially.

Yields of Tax-Exempt Municipal Bonds
(AAA-Rated General-Obligation Issues)

	November 30,	May 31,
Maturity	2010	2011
2 years	0.60%	0.44%
5 years	1.36	1.23
10 years	2.79	2.65
30 years	4.28	4.30
Source: Vanguard.

The price and redemption trends early on were consequences of a variety of market forces, including investors’ concern about the fiscal struggles of state and local governments. That worry was stoked by gloomy media reports in the early part of the reporting period, including, quite frankly, some commentary we consider irresponsible. The strong stock market rally also drew some investors away from bonds.

More upward pressure on long-term yields came from investors who were cautious about the outlook for inflation, as well as from a flood of Build America Bonds (BABs)—including issues from New Jersey, a major source of BABs—that came to market before the program ended on December 31. Indeed, almost a quarter of all BABs nationwide were issued during the final three months of 2010. (Our tax-exempt funds do not invest in these bonds because they are taxable.) With the end of the BABs program, there was an expectation that the supply of traditional munis would get a boost. This had the immediate effect of pushing up yields, especially those of long-term bonds.

At the other end of the yield spectrum, money market funds remained anchored to flat returns, a result of the Fed’s near-zero target for the shortest-term interest rates. After more than two years of this policy, many muni investors have turned to short-term and intermediate-term bonds, especially those in the 5- to 7-year portion of the yield curve. (Intermediate-term bonds were top performers during the six-month period.) We don’t expect the Fed to raise its target federal funds rate before the second half of 2012. The combined effect of near-zero short-term rates and upward pressure on long-term rates has produced one of the steepest yield curves in years.

The credit environment
State and local governments continued the difficult process of striking a balance between spending needs and lower tax revenues. The impact of both has been magnified by the severity of the Great Recession: Because of slow growth and high unemployment, people have required more services while tax revenues of all kinds have shrunk.

In the face of these challenges, states and municipalities have been taking a variety of difficult steps to bring spending and revenues in line. To make ends meet, for example, state and local governments cut payrolls by almost 300,000 over the 12 months ended May 31, even while private-sector employment grew. In the meantime, tax revenues have begun to rise nationwide—for the fifth straight quarter as of March 31, according to preliminary results from The Nelson A. Rockefeller Institute of Government—although they still have not recovered to pre-recession levels. The financial stress has in many cases also turned serious attention to longer-term concerns, such as the underfunding of retiree benefits.

As noted in more detail in the Chairman’s Letter (see especially the Investment Insight box on page 5), we’re confident that state and local governments will be able to manage their way through their financial difficulties. At the same time, it wouldn’t be surprising for a few smaller issuers to run into trouble, and we acknowledge that this will be a challenging process for some time.

Management of the funds
Our investment strategy during the half-year reflected our assessment of several important developments. These included a steep yield curve, ongoing fiscal challenges faced by tax-exempt issuers, less liquidity in the market, and short supply.

We have positioned the Long-Term Fund to benefit whenever the Federal Reserve begins to raise its target rate, which will lift the short end of the yield curve. The long end is likely to experience less volatility—resulting in a somewhat flatter and more typically shaped yield curve—because the market has already priced in its expectation of eventual rate increases. In anticipation of the eventual rise in short-term rates, we have increased our allocation to the intermediate part of the yield curve.

We continue to favor bonds that rely on revenues from essential services, such as providing electricity and water, to fund payments. Our credit analysts, who monitor the financial condition of states and municipalities, keep a constant eye on the credit quality of the portfolios and recommend repositioning when merited.

For some time, we have prepared for the possibility of heavy redemptions so that long-term shareholders would not be adversely affected by them. We have done so by dedicating a portion of the Long-Term Fund’s assets, across the yield curve, to holdings that are liquid enough to be tapped if needed to meet redemptions. (They can also be tapped to take advantage of good investment opportunities.)

Liquidity is also an issue because of the structure of the municipal bond market. The 2008 financial crisis reduced the number of broker-dealers who deal with institutional investors, putting stress on these counterparties’ ability to provide much-needed liquidity when necessary. As a result, part of our overall decision to purchase a security is an evaluation of how easy it will be to trade it.

A supportive factor for prices has been the supply of traditional municipal bonds during the first half of fiscal 2011, which, counter to expectations, has been unusually light. In New Jersey, for example, about

$4 billion in traditional municipal bonds were issued in the six months ended May 31, around 10% less than a year earlier. Fiscal caution among municipal issuers, who are taking another look at capital projects as they strive to balance their budgets, may also be a factor.

The decline in trades resulting from lower supply made it difficult for market participants to establish market-clearing prices during the period, presenting a challenge that was met successfully by our talented team of traders. Looking forward, we’re confident that we can tackle whatever new challenges lie ahead because of the skill and dedication of our experienced portfolio managers, traders, and credit analysts. Together, they bring to the task a high level of rigor and discipline that we believe will continue to serve our shareholders well.

Michael G. Kobs, Portfolio Manager

John M. Carbone, Principal, Portfolio Manager

Pamela Wisehaupt Tynan, Principal, Head of Municipal Money Market Funds

Christopher W. Alwine, CFA, Principal, Head of Municipal Bond Funds

Vanguard Fixed Income Group

June 22, 2011

New Jersey Tax-Exempt Money Market Fund

Fund Profile
As of May 31, 2011

Financial Attributes
Ticker Symbol	VNJXX
Expense Ratio[1]	0.17%
7-Day SEC Yield	0.05%
Average Weighted
Maturity	40 days

Distribution by Credit Quality (% of portfolio)
First Tier	100.0%
For information about these ratings, see the Glossary entry for Credit Quality.

1 The expense ratio shown is from the prospectus dated March 29, 2011, and represents estimated costs for the current fiscal year. For the six months ended May 31, 2011, the annualized expense ratio was 0.17%.

New Jersey Tax-Exempt Money Market Fund

Performance Summary

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) The returns shown do not reflect taxes that a shareholder would pay on fund distributions. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. The fund’s 7-day SEC yield reflects its current earnings more closely than do the average annual returns.

Fiscal-Year Total Returns (%): November 30, 2000, Through May 31, 2011

		NJ Tax-Exempt
		Money Mkt
		Funds Avg
Fiscal Year	Total Returns	Total Returns
2001	2.80%	2.38%
2002	1.29	0.88
2003	0.87	0.48
2004	1.03	0.55
2005	2.17	1.63
2006	3.25	2.74
2007	3.60	3.12
2008	2.27	1.90
2009	0.45	0.25
2010	0.11	0.01
2011	0.05	0.00

7-day SEC yield (5/31/2011): 0.05% New Jersey Tax-Exempt Money Market Funds Average: Derived from data provided by Lipper Inc.
Note: For 2011, performance data reflect the six months ended May 31, 2011.

Average Annual Total Returns: Periods Ended March 31, 2011
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Ten
	Date	Year	Years	Years
New Jersey Tax-Exempt Money
Market Fund	2/3/1988	0.12%	1.74%	1.67%

See Financial Highlights for dividend information.

New Jersey Tax-Exempt Money Market Fund

Financial Statements (unaudited)

Statement of Net Assets
As of May 31, 2011

The fund reports a complete list of its holdings in various monthly and quarterly regulatory filings. The fund publishes its holdings on a monthly basis at vanguard.com and files them with the Securities and Exchange Commission on Form N-MFP. The fund’s Form N-MFP filings become public 60 days after the relevant month-end, and may be viewed at sec.gov or via a link on the “Portfolio Holdings” page on vanguard.com. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.7%)
New Jersey (86.1%)
1 Blackrock Muniyield New Jersey Quality Fund
VRDP VRDO	0.380%	6/7/11 LOC	20,000	20,000
Bridgewater Township NJ BAN	2.000%	8/11/11	6,600	6,619
Bridgewater Township NJ BAN	1.500%	4/19/12	9,675	9,760
Burlington County NJ BAN	1.500%	10/20/11	10,675	10,719
Camden County NJ Improvement Authority
Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group) VRDO	0.110%	6/7/11 LOC	12,150	12,150
Camden County NJ Improvement Authority
Lease Revenue (Parkview Redevelopment
Housing Project) VRDO	0.160%	6/7/11 LOC	49,500	49,500
Delaware River & Bay Authority New Jersey
Revenue VRDO	0.120%	6/7/11 LOC	4,300	4,300
Delaware River Port Authority Pennsylvania &
New Jersey Revenue VRDO	0.110%	6/7/11 LOC	35,270	35,270
Delaware River Port Authority Pennsylvania &
New Jersey Revenue VRDO	0.150%	6/7/11 LOC	15,500	15,500
Delaware River Port Authority Pennsylvania &
New Jersey Revenue VRDO	0.160%	6/7/11 LOC	41,900	41,900
Egg Harbor Township NJ School District GO	5.000%	7/15/11 (Prere.)	2,640	2,681
Egg Harbor Township NJ School District GO	5.000%	7/15/11 (Prere.)	2,780	2,823
Egg Harbor Township NJ School District GO	5.000%	7/15/11 (Prere.)	2,000	2,031
Egg Harbor Township NJ School District GO	5.000%	7/15/11 (Prere.)	1,400	1,422
Egg Harbor Township NJ School District GO	5.100%	7/15/11 (Prere.)	2,950	2,996
Essex County Improvement Authority Revenue
(Fern Senior Housing Project) VRDO	0.170%	6/7/11 LOC	7,300	7,300
Essex County NJ Improvement Authority
Revenue (Jewish Community Center of
MetroWest Inc. Project) VRDO	0.150%	6/7/11 LOC	11,625	11,625
Essex County NJ Improvement Authority
Revenue (Pooled Government Loan) VRDO	0.140%	6/7/11 LOC	5,500	5,500
1 Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland Preservation)
TOB VRDO	0.180%	6/7/11 (4)	4,185	4,185

New Jersey Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Gloucester County NJ BAN	2.000%	9/29/11	13,500	13,574
Gloucester County NJ Pollution Control Financing
Authority Revenue (ExxonMobil Project) VRDO	0.040%	6/1/11	23,600	23,600
Hopewell Township NJ BAN	2.000%	6/9/11	6,990	6,993
1 Madison Borough NJ Board of Education
TOB VRDO	0.170%	6/7/11 LOC	11,675	11,675
Mahwah Township NJ BAN	2.000%	8/12/11	5,000	5,016
Mahwah Township NJ BAN	2.000%	10/14/11	8,000	8,048
Mercer County NJ BAN	1.500%	2/13/12	37,290	37,551
New Jersey Building Authority Revenue VRDO	0.130%	6/7/11 LOC	12,790	12,790
New Jersey Building Authority Revenue VRDO	0.130%	6/7/11 LOC	26,210	26,210
New Jersey Building Authority Revenue VRDO	0.130%	6/7/11 LOC	26,130	26,130
New Jersey Economic Development Authority
Exempt Facility Revenue (Logan Project) CP	0.280%	6/9/11 LOC	42,575	42,575
New Jersey Economic Development Authority
Industrial Development Revenue
(Ocean Spray Cranberries Inc. Project) VRDO	0.300%	6/7/11 LOC	8,000	8,000
New Jersey Economic Development Authority
Mortgage Revenue (Franciscan Oaks Project)
VRDO	0.130%	6/7/11 LOC	2,270	2,270
New Jersey Economic Development Authority
Natural Gas Facilities Revenue
(Nui Corp.) VRDO	0.130%	6/1/11 LOC	5,000	5,000
New Jersey Economic Development Authority
NaturalGas Facilities Revenue
(New Jersey Natural Gas) VRDO	0.220%	6/7/11 LOC	8,500	8,500
New Jersey Economic Development Authority
NaturalGas Facilities Revenue
(Pivotal Utility Holdings Inc. Project) VRDO	0.130%	6/1/11 LOC	5,000	5,000
New Jersey Economic Development Authority
Retirement Community Revenue
(Cedar Crest Village Inc.)	7.250%	11/15/11 (Prere.)	1,000	1,041
New Jersey Economic Development Authority
Revenue (Bayonne/IMTT Project) VRDO	0.120%	6/1/11 LOC	5,200	5,200
New Jersey Economic Development Authority
Revenue (Cooper Health System Project) VRDO	0.110%	6/7/11 LOC	23,800	23,800
1 New Jersey Economic Development Authority
Revenue (Duke Farms Foundation Project)
TOB VRDO	0.190%	6/7/11	6,380	6,380
New Jersey Economic Development Authority
Revenue (Duke Farms Foundation Project) VRDO	0.100%	6/1/11 LOC	17,600	17,600
New Jersey Economic Development Authority
Revenue (Montclair Art Museum Project) VRDO	0.200%	6/7/11 LOC	5,260	5,260
New Jersey Economic Development Authority
Revenue (Order of St. Benedict Project) VRDO	0.130%	6/7/11 LOC	14,275	14,275
New Jersey Economic Development Authority
Revenue (Presbyterian Homes Assisted Living)
VRDO	0.110%	6/7/11 LOC	9,600	9,600
New Jersey Economic Development Authority
Revenue (Ranney School Project) VRDO	0.260%	6/7/11 LOC	10,800	10,800
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	6/15/11 (Prere.)	7,040	7,053
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	6/15/11 (Prere.)	7,300	7,314

New Jersey Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	6/15/11 (Prere.)	10,000	10,019
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	6/15/12 (ETM)	2,380	2,496
1 New Jersey Economic Development Authority
Revenue (School Facilities Construction)
TOB VRDO	0.170%	6/7/11	11,020	11,020
1 New Jersey Economic Development Authority
Revenue TOB VRDO	0.170%	6/7/11	10,260	10,260
New Jersey Economic Development Authority
Revenue(Geriatric Services Housing Corp. Inc. -
CNJJHA Assisted Living Project) VRDO	0.190%	6/7/11 LOC	11,435	11,435
New Jersey Economic Development Authority
School Revenue (Blair Academy Project) VRDO	0.130%	6/7/11 LOC	13,970	13,970
New Jersey Economic Development Authority
Special Facility Revenue (Port Newark Container)
VRDO	0.160%	6/7/11 LOC	13,700	13,700
New Jersey Educational Facilities Authority
Revenue (Caldwell College) VRDO	0.130%	6/7/11 LOC	17,630	17,630
New Jersey Educational Facilities Authority
Revenue (Institute for Advanced Studies) VRDO	0.170%	6/7/11	13,625	13,625
1 New Jersey Educational Facilities Authority
Revenue (Institute for Advanced Studies) VRDO	0.170%	6/7/11	25,200	25,200
1 New Jersey Educational Facilities Authority
Revenue (Institute for Defense Analyses) VRDO	0.180%	6/7/11 LOC	9,170	9,170
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/11	3,000	3,012
1 New Jersey Educational Facilities Authority
Revenue (Princeton University) TOB VRDO	0.180%	6/7/11	10,900	10,900
New Jersey Educational Facilities Authority
Revenue (Seton Hall University) VRDO	0.120%	6/7/11 LOC	15,210	15,210
New Jersey Environmental Infrastructure
Trust Revenue	3.000%	9/1/11	4,865	4,898
New Jersey GO TOB PUT	0.300%	6/2/11	25,000	25,000
1 New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Coporation)
TOB VRDO	0.190%	6/7/11 LOC	6,225	6,225
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.) VRDO	0.170%	6/7/11 LOC	10,000	10,000
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Capital Asset
Pooled Program) VRDO	0.150%	6/7/11 LOC	12,700	12,700
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Capital Asset
Pooled Program) VRDO	0.150%	6/7/11 LOC	8,500	8,500
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Capital Asset
Pooled Program) VRDO	0.150%	6/7/11 LOC	3,800	3,800
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian III) VRDO	0.250%	6/7/11 (12)	8,000	8,000
New Jersey Health Care Facilities Financing
Authority Revenue (Princeton Healthcare) VRDO	0.110%	6/7/11 LOC	8,500	8,500
New Jersey Health Care Facilities Financing
Authority Revenue (Rahway Hospital) VRDO	0.130%	6/7/11 LOC	8,000	8,000

New Jersey Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New Jersey Health Care Facilities Financing
Authority Revenue (Robert Wood Johnson
University) VRDO	0.130%	6/7/11 LOC	10,200	10,200
New Jersey Health Care Facilities Financing
Authority Revenue (RWJ Health Care Corp.)
VRDO	0.110%	6/7/11 LOC	14,665	14,665
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health) VRDO	0.120%	6/1/11 LOC	3,100	3,100
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health) VRDO	0.110%	6/7/11 LOC	23,850	23,850
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health) VRDO	0.160%	6/7/11 LOC	14,000	14,000
1 New Jersey Higher Education Assistance
Authority Student Loan Revenue TOB VRDO	0.180%	6/7/11	5,435	5,435
New Jersey Housing & Mortgage Finance
Agency Multi-Family Housing Revenue VRDO	0.180%	6/7/11 LOC	6,830	6,830
New Jersey Housing & Mortgage Finance
Agency Multi-Family Housing Revenue VRDO	0.230%	6/7/11 (4)	11,745	11,745
New Jersey Housing & Mortgage Finance
Agency Multi-Family Housing Revenue VRDO	0.280%	6/7/11 (4)	20,580	20,580
New Jersey Housing & Mortgage Finance
Agency Multi-Family Housing Revenue VRDO	0.280%	6/7/11 (4)	13,800	13,800
1 New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue
TOB VRDO	0.240%	6/7/11	7,500	7,500
1 New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue
TOB VRDO	0.290%	6/7/11	6,540	6,540
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue VRDO	0.140%	6/7/11	10,500	10,500
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue VRDO	0.140%	6/7/11	13,800	13,800
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue VRDO	0.140%	6/7/11	5,000	5,000
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue VRDO	0.160%	6/7/11	21,800	21,800
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue VRDO	0.160%	6/7/11	25,000	25,000
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue VRDO	0.170%	6/7/11	9,000	9,000
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/11 (ETM)	7,165	7,178
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	6.500%	6/15/11 (ETM)	7,510	7,528
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/11 (Prere.)	10,000	10,251
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	6.000%	12/15/11 (Prere.)	21,440	22,100
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	6.000%	12/15/11 (Prere.)	3,000	3,090
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	6.000%	12/15/11 (Prere.)	11,000	11,340
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	6.000%	12/15/11 (Prere.)	13,000	13,402

New Jersey Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	6.000%	12/15/11 (Prere.)	1,000	1,031
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	6.000%	12/15/11 (Prere.)	9,330	9,617
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/12 (ETM)	1,000	1,051
1 New Jersey Transportation Trust Fund Authority
Transportation System Revenue TOB VRDO	0.170%	6/7/11 LOC	24,355	24,355
1 New Jersey Transportation Trust Fund Authority
Transportation System Revenue TOB VRDO	0.170%	6/7/11 LOC	39,530	39,530
1 New Jersey Transportation Trust Fund Authority
Transportation System Revenue TOB VRDO	0.170%	6/7/11 LOC	11,045	11,045
1 New Jersey Transportation Trust Fund Authority
Transportation System Revenue TOB VRDO	0.170%	6/7/11 (4)	15,950	15,950
1 New Jersey Transportation Trust Fund Authority
Transportation System Revenue TOB VRDO	0.190%	6/7/11 LOC	1,200	1,200
1 New Jersey Turnpike Authority Revenue
TOB VRDO	0.280%	6/7/11 (4)	6,745	6,745
New Jersey Turnpike Authority Revenue VRDO	0.110%	6/7/11 LOC	15,900	15,900
New Jersey Turnpike Authority Revenue VRDO	0.190%	6/7/11 LOC	73,100	73,100
1 Nuveen New Jersey Investment Quality
Municipal Fund VRDP VRDO	0.380%	6/7/11 LOC	30,000	30,000
Passaic County NJ BAN	1.500%	4/11/12	23,156	23,347
Port Authority of New York & New Jersey
Revenue CP	0.360%	10/6/11	4,000	4,000
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.180%	6/7/11	4,000	4,000
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.190%	6/7/11	7,000	7,000
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.190%	6/7/11	3,500	3,500
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.190%	6/7/11 (4)	6,200	6,200
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.190%	6/7/11 (4)	5,000	5,000
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.190%	6/7/11 (4)	7,770	7,770
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.240%	6/7/11	5,600	5,600
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.260%	6/7/11 (4)	23,315	23,315
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.270%	6/7/11	5,555	5,555
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.270%	6/7/11	3,335	3,335
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.280%	6/7/11	7,320	7,320
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.280%	6/7/11 (4)	4,050	4,050
1 Port Authority-Port Newark Marine Terminal
Redevelopment Project TOB VRDO	0.170%	6/7/11 LOC	8,890	8,890
Princeton NJ Regional School District GO	3.000%	2/1/12	2,500	2,543
Princeton University New Jersey CP	0.250%	11/7/11	11,230	11,230
Rockaway Township NJ BAN	2.000%	9/30/11	9,912	9,962

New Jersey Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Rutgers State University New Jersey Revenue
VRDO	0.100%	6/1/11	63,510	63,510
Rutgers State University New Jersey Revenue
VRDO	0.080%	6/1/11	31,070	31,070
Scotch Plains Township NJ BAN	1.500%	1/20/12	9,150	9,209
South Jersey Transportation Authority
New Jersey Transportation System Revenue
VRDO	0.130%	6/7/11 LOC	33,525	33,525
South Jersey Transportation Authority
New Jersey Transportation System Revenue
VRDO	0.130%	6/7/11 LOC	16,000	16,000
Sparta Township NJ BAN	2.000%	5/25/12	6,270	6,357
Union County NJ BAN	2.000%	7/1/11	30,000	30,037
Union County NJ Pollution Control Financing
Authority Revenue (Exxon Project) VRDO	0.040%	6/1/11	17,560	17,560
Union County NJ Pollution Control Financing
Authority Revenue (Exxon Project) VRDO	0.050%	6/1/11	11,950	11,950
Vineland NJ (Electric Utility) GO VRDO	0.200%	6/7/11 LOC	8,400	8,400
Wayne Township NJ BAN	2.000%	9/16/11	5,500	5,524
				1,764,323
Puerto Rico (13.6%)
1 Puerto Rico Aqueduct & Sewer Authority
Revenue TOB VRDO	0.380%	6/7/11 (12)	5,450	5,450
1 Puerto Rico Electric Power Authority Revenue
TOB VRDO	0.170%	6/7/11 (4)	11,330	11,330
Puerto Rico GO	5.250%	7/1/11 (Prere.)	12,895	12,948
1 Puerto Rico Highway & Transportation Authority
Revenue TOB VRDO	0.190%	6/7/11 (4)	5,010	5,010
1 Puerto Rico Highway & Transportation Authority
Revenue TOB VRDO	0.240%	6/7/11 (4)	10,570	10,570
1 Puerto Rico Housing Finance Authority Revenue
TOB VRDO	0.180%	6/7/11	6,760	6,760
1 Puerto Rico Industrial Medical & Environmental
Pollution Control Facilities Financing Authority
Revenue (Abbott Laboratories Project) PUT	0.950%	3/1/12	12,575	12,575
Puerto Rico Public Finance Corp. Revenue	5.500%	2/1/12 (Prere.)	30,730	31,752
Puerto Rico Public Finance Corp. Revenue	5.500%	2/1/12 (Prere.)	7,160	7,403
Puerto Rico Sales Tax Financing Corp. Revenue
PUT	5.000%	8/1/11 (Prere.)	73,650	74,233
1 Puerto Rico Sales Tax Financing Corp. Revenue
TOB VRDO	0.170%	6/7/11 LOC	8,720	8,720
1 Puerto Rico Sales Tax Financing Corp. Revenue
TOB VRDO	0.170%	6/7/11	39,000	39,000
1 Puerto Rico Sales Tax Financing Corp. Revenue
TOB VRDO	0.190%	6/7/11	4,875	4,875
1 Puerto Rico Sales Tax Financing Corp. Revenue
TOB VRDO	0.170%	6/7/11 LOC	7,425	7,425
1 Puerto Rico Sales Tax Financing Corp. Revenue
TOB VRDO	0.170%	6/7/11 LOC	8,900	8,900
1 Puerto Rico Sales Tax Financing Corp. Revenue
TOB VRDO	0.170%	6/7/11 LOC	8,975	8,975
1 Puerto Rico Sales Tax Financing Corp. Revenue
TOB VRDO	0.180%	6/7/11	1,425	1,425

New Jersey Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
1 Puerto Rico Sales Tax Financing Corp. Revenue
TOB VRDO	0.230%	6/7/11	11,800	11,800
1 Puerto Rico Sales Tax Financing Corp. Revenue
TOB VRDO	0.280%	6/7/11	8,375	8,375
				277,526
Total Tax-Exempt Municipal Bonds (Cost $2,041,849)				2,041,849
Other Assets and Liabilities (0.3%)
Other Assets				16,170
Liabilities				(9,979)
				6,191
Net Assets (100%)
Applicable to 2,047,763,192 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				2,048,040
Net Asset Value Per Share				$1.00

At May 31, 2011, net assets consisted of:
				Amount
				($000)
Paid-in Capital				2,048,040
Undistributed Net Investment Income				—
Accumulated Net Realized Gains				—
Net Assets				2,048,040

See Note A in Notes to Financial Statements.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2011, the aggregate value of these securities was $506,040,000, representing 24.7% of net assets.
A key to abbreviations and other references follows the Statement of Net Assets.
See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Tax-Exempt Money Market Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corporation.
(13) Berkshire Hathaway Assurance Corporation.
(14) National Public Finance Guarantee Corporation.
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

New Jersey Tax-Exempt Money Market Fund

Statement of Operations

Six Months Ended
May 31, 2011
($000)
Investment Income
Income
Interest	2,886
Total Income	2,886
Expenses
The Vanguard Group—Note B
Investment Advisory Services	310
Management and Administrative	1,114
Marketing and Distribution	361
Custodian Fees	17
Shareholders’ Reports	5
Trustees’ Fees and Expenses	1
Total Expenses	1,808
Net Investment Income	1,078
Realized Net Gain (Loss) on Investment Securities Sold	3
Net Increase (Decrease) in Net Assets Resulting from Operations	1,081

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Tax-Exempt Money Market Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	May 31,	November 30,
	2011	2010
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,078	2,567
Realized Net Gain (Loss)	3	(3)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,081	2,564
Distributions
Net Investment Income	(1,078)	(2,567)
Realized Capital Gain	—	—
Total Distributions	(1,078)	(2,567)
Capital Share Transactions (at $1.00)
Issued	700,248	1,251,685
Issued in Lieu of Cash Distributions	1,036	2,473
Redeemed	(859,209)	(1,594,393)
Net Increase (Decrease) from Capital Share Transactions	(157,925)	(340,235)
Total Increase (Decrease)	(157,922)	(340,238)
Net Assets
Beginning of Period	2,205,962	2,546,200
End of Period	2,048,040	2,205,962

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Tax-Exempt Money Market Fund

Financial Highlights

Six Months
	Ended
For a Share Outstanding	May 31,			Year Ended November 30,
Throughout Each Period	2011	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.001	.001	.005	.022	.035	.032
Net Realized and Unrealized Gain (Loss)
on Investments	—	—	—	—	—	—
Total from Investment Operations	.001	.001	.005	.022	.035	.032
Distributions
Dividends from Net Investment Income	(.001)	(.001)	(.005)	(.022)	(.035)	(.032)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.001)	(.001)	(.005)	(.022)	(.035)	(.032)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[1]	0.05%	0.11%	0.45%	2.27%	3.60%	3.25%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,048	$2,206	$2,546	$3,126	$3,448	$2,787
Ratio of Total Expenses to
Average Net Assets	0.17%	0.17%	0.17%[2]	0.11%[2]	0.10%	0.13%
Ratio of Net Investment Income to
Average Net Assets	0.10%	0.11%	0.46%	2.24%	3.53%	3.21%

The expense ratio and net income ratio for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Includes fees to participate in the Treasury Temporary Guarantee Program for Money Market Funds of 0.04% for 2009 and 0.01% for 2008.

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Tax-Exempt Money Market Fund

Notes to Financial Statements

Vanguard New Jersey Tax-Exempt Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued at amortized cost, which approximates market value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (November 30, 2007–2010), and for the period ended May 31, 2011, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month.

4. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At May 31, 2011, the fund had contributed capital of $324,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.13% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard. Vanguard and the board of trustees have agreed to temporarily limit net operating expenses in excess of the fund’s daily yield so as to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At May 31, 2011, 100% of the fund’s investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

D. In preparing the financial statements as of May 31, 2011, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

New Jersey Long-Term Tax-Exempt Fund

Fund Profile
As of May 31, 2011

Share-Class Characteristics
	Investor		Admiral
	Shares		Shares
Ticker Symbol	VNJTX		VNJUX
Expense Ratio[1]	0.20%		0.12%
30-Day SEC Yield	3.42%		3.50%

Financial Attributes
		Barclays	Barclays
		10 Year	Municipal
		Municipal	Bond
	Fund	Index	Index
Number of Bonds	368	8,667	45,699
Yield to Maturity
(before expenses)	3.5%	3.3%	3.5%
Average Coupon	4.3%	4.9%	4.9%
Average Duration	6.3 years	7.1 years	8.4 years
Average Effective
Maturity	7.5 years	9.9 years	13.3 years
Short-Term
Reserves	5.3%	—	—

Volatility Measures
	Barclays	Barclays
	10 Year	Municipal
	Municipal	Bond
	Index	Index
R-Squared	0.90	0.98
Beta	0.88	0.97
These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Distribution by Maturity (% of portfolio)
Under 1 Year		10.6%
1 - 3 Years		15.0
3 - 5 Years		17.2
5 - 10 Years		33.4
10 - 20 Years		15.4
20 - 30 Years		7.0
Over 30 Years		1.4

Distribution by Credit Quality (% of portfolio)
AAA		14.1%
AA		26.3
A		46.4
BBB		11.3
B		0.3
Not Rated		1.6
For information about these ratings, see the Glossary entry for Credit Quality.

Investment Focus

1 The expense ratios shown are from the prospectus dated March 29, 2011, and represent estimated costs for the current fiscal year. For the six months ended May 31, 2011, the annualized expense ratios were 0.20% for Investor Shares and 0.12% for Admiral Shares.

New Jersey Long-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): November 30, 2000, Through May 31, 2011

				Barclays
				10 Year
				Municipal
			Investor Shares	Index
Fiscal Year	Income Returns	Capital Returns	Total Returns	Total Returns
2001	5.16%	3.39%	8.55%	8.22%
2002	4.95	1.47	6.42	6.67
2003	4.68	2.13	6.81	6.88
2004	4.56	-1.23	3.33	4.03
2005	4.42	-1.13	3.29	3.01
2006	4.61	2.40	7.01	6.17
2007	4.34	-2.30	2.04	3.51
2008	4.11	-7.60	-3.49	-0.42
2009	4.61	7.58	12.19	12.67
2010	4.11	-0.52	3.59	5.51
2011	2.10	-1.20	0.90	2.73
Note: For 2011, performance data reflect the six months ended May 31, 2011.

Average Annual Total Returns: Periods Ended March 31, 2011
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Income	Capital	Total
Investor Shares	2/3/1988	0.05%	3.41%	4.49%	-0.37%	4.12%
Admiral Shares	5/14/2001	0.13	3.49	4.56[1]	-0.24[1]	4.32[1]
1 Return since inception.

See Financial Highlights for dividend and capital gains information.

New Jersey Long-Term Tax-Exempt Fund

Financial Statements (unaudited)

Statement of Net Assets
As of May 31, 2011

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (98.1%)
New Jersey (96.7%)
Atlantic County NJ Public Facilities COP	6.000%	3/1/14 (14)	3,685	4,136
Atlantic County NJ Public Facilities COP	6.000%	3/1/15 (14)	1,480	1,703
Atlantic County NJ Utility Authority
Sewer Revenue	6.875%	1/1/12 (ETM)	370	382
Bayonne NJ TAN	5.750%	7/1/35	7,500	7,860
Burlington County NJ Bridge
Commission Revenue	5.250%	12/15/21 (2)	3,200	3,584
Camden County NJ Improvement Authority Lease
Revenue (Cherry Hill Township Library Project)	5.500%	5/1/12 (Prere.)	1,335	1,399
Camden County NJ Improvement Authority Lease
Revenue (Cherry Hill Township Library Project)	5.500%	5/1/12 (Prere.)	1,265	1,326
Camden County NJ Improvement Authority Lease
Revenue (Cherry Hill Township Library Project)	5.500%	5/1/12 (Prere.)	1,025	1,074
Camden County NJ Improvement Authority Lease
Revenue (Cherry Hill Township Library Project)	5.500%	5/1/12 (Prere.)	1,140	1,195
Cape May County NJ Industrial Pollution Control
Financing Authority Revenue
(Atlantic City ElectricCo. Project)	6.800%	3/1/21 (14)	15,400	18,869
Cape May County NJ Municipal Utility
Authority Revenue	5.250%	1/1/18 (14)	2,165	2,215
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.625%	1/1/26 (4)	2,500	2,502
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/35	4,000	4,014
Delaware River Port Authority Pennsylvania &
New Jersey Revenue VRDO	0.110%	6/7/11 LOC	5,900	5,900
Essex County NJ Improvement Authority Revenue	5.250%	12/15/18 (2)	7,500	8,630
Essex County NJ Improvement Authority Revenue	5.250%	12/15/20 (2)	2,510	2,865
Evesham NJ Utility Authority Revenue	5.000%	7/1/16 (2)	3,435	3,576
Evesham NJ Utility Authority Revenue	5.000%	7/1/18 (2)	1,605	1,661
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland Preservation)	0.000%	11/1/21 (4)	9,825	6,389
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland Preservation)	5.250%	11/1/21 (4)	6,000	7,203
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland Preservation)	0.000%	11/1/22 (4)	31,400	19,280

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland Preservation)	5.750%	11/1/28 (4)	7,500	8,911
Gloucester County NJ Improvement Authority
Lease Revenue	5.000%	7/15/16 (14)	1,000	1,069
Gloucester County NJ Improvement Authority
Lease Revenue	5.000%	7/15/17 (14)	865	932
Gloucester County NJ Improvement Authority
Lease Revenue	5.000%	7/15/20 (14)	1,150	1,225
Gloucester County NJ Improvement Authority
Lease Revenue	5.000%	7/15/23 (14)	1,000	1,053
Gloucester Township NJ Municipal Utility
Authority Revenue	5.650%	3/1/18 (2)	2,250	2,565
Hillsborough Township NJ School District GO	5.375%	10/1/13 (4)	1,250	1,385
Hillsborough Township NJ School District GO	5.375%	10/1/19 (4)	1,720	2,082
Hoboken-Union City-Weehawken NJ Sewerage
Authority Revenue	6.250%	8/1/13 (14)	9,590	10,430
Hudson County NJ Improvement Authority
Solid Waste Systems Revenue	5.750%	1/1/35	2,000	2,105
Hudson County NJ Improvement Authority
Solid Waste Systems Revenue	6.000%	1/1/40	3,000	3,242
Jackson Township NJ Board of Education GO	5.375%	4/15/12 (Prere.)	6,885	7,184
Jackson Township NJ Board of Education GO	5.375%	4/15/12 (Prere.)	7,676	8,010
Marlboro Township NJ Board of Education GO	5.000%	7/15/11 (Prere.)	1,045	1,051
Mercer County NJ Improvement Authority
Special Services School District Revenue	5.950%	12/15/12	2,590	2,724
Middlesex County NJ COP	5.000%	8/1/11 (14)	1,050	1,058
Middlesex County NJ COP	5.500%	8/1/15 (14)	1,195	1,204
Middlesex County NJ Improvement Authority
Lease Revenue (Perth Amboy Municipal
Complex Project)	5.375%	3/15/22 (14)	1,825	1,852
Middlesex County NJ Improvement Authority
Lease Revenue (Perth Amboy Municipal
Complex Project)	5.375%	3/15/23 (14)	1,925	1,948
Middlesex County NJ Improvement Authority
Revenue (Heldrich Center Hotel/
Conference Project)	5.000%	1/1/15	365	213
Middlesex County NJ Improvement Authority
Revenue (Heldrich Center Hotel/
Conference Project)	5.000%	1/1/20	500	290
Middlesex County NJ Improvement Authority
Revenue (Heldrich Center Hotel/
Conference Project)	5.000%	1/1/32	5,100	2,968
Middlesex County NJ Improvement Authority
Revenue (Heldrich Center Hotel/
Conference Project)	5.125%	1/1/37	3,500	2,038
Middlesex County NJ Improvement Authority
Revenue (Open Space Trust Fund)	5.250%	9/15/19	1,585	1,724
Middlesex County NJ Improvement Authority
Revenue (Open Space Trust Fund)	5.250%	9/15/20	1,600	1,737
Middlesex County NJ Improvement Authority
Revenue (Open Space Trust Fund)	5.250%	9/15/21	2,375	2,575
Monmouth County NJ Improvement Authority
Lease Revenue (Brookdale Community College)	5.875%	8/1/31	1,000	1,123

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Monmouth County NJ Improvement Authority
Lease Revenue (Brookdale Community College)	6.000%	8/1/38	3,900	4,346
Monmouth County NJ Improvement Authority
Revenue (Howell Township Board of Education)	5.000%	7/15/12 (Prere.)	2,115	2,227
Monmouth County NJ Improvement Authority
Revenue (Howell Township Board of Education)	5.000%	7/15/12 (Prere.)	2,225	2,343
Monmouth County NJ Improvement Authority
Revenue (Pooled Government Loan)	5.000%	12/1/13 (2)	1,545	1,664
Monmouth County NJ Improvement Authority
Revenue (Pooled Government Loan)	5.000%	12/1/14 (2)	3,205	3,505
Monmouth County NJ Improvement Authority
Revenue (Pooled Government Loan)	5.000%	12/1/16 (2)	1,000	1,112
Montgomery Township NJ School District GO	5.250%	8/1/11 (Prere.)	1,285	1,308
Montgomery Township NJ School District GO	5.250%	8/1/11 (Prere.)	1,280	1,303
Montgomery Township NJ School District GO	5.250%	8/1/11 (Prere.)	910	927
New Brunswick NJ Housing Authority
Lease Revenue (Rutgers University
Easton Avenue Project)	5.000%	7/1/18	1,880	2,169
New Jersey Casino Reinvestment Development
Authority Revenue (Hotel Room Fee)	5.250%	1/1/20 (2)	2,945	3,041
New Jersey Casino Reinvestment Development
Authority Revenue (Hotel Room Fee)	5.250%	1/1/21 (2)	6,255	6,397
New Jersey Casino Reinvestment Development
Authority Revenue (Hotel Room Fee)	5.250%	1/1/22 (2)	5,585	5,671
New Jersey Casino Reinvestment Development
Authority Revenue (Parking Fee)	5.250%	6/1/21 (14)	3,000	3,025
New Jersey Economic Development Authority
Revenue (Bayonne/IMTT Project) VRDO	0.120%	6/1/11 LOC	5,000	5,000
New Jersey Economic Development Authority
Revenue (Bayonne/IMTT Project) VRDO	0.120%	6/1/11 LOC	9,800	9,800
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.750%	6/15/29	19,500	18,214
New Jersey Economic Development Authority
Revenue (Hillcrest Health Service System Project)	0.000%	1/1/12 (2)	2,500	2,433
New Jersey Economic Development Authority
Revenue (Hillcrest Health Service System Project)	0.000%	1/1/13 (2)	3,000	2,768
New Jersey Economic Development Authority
Revenue (Motor Vehicle Surcharges)	5.250%	7/1/24 (14)	6,000	6,377
New Jersey Economic Development Authority
Revenue (Motor Vehicle Surcharges)	5.250%	7/1/25 (14)	14,000	14,683
New Jersey Economic Development Authority
Revenue (Motor Vehicle Surcharges)	5.250%	7/1/26 (14)	2,500	2,601
New Jersey Economic Development Authority
Revenue (Motor Vehicle Surcharges)	5.250%	7/1/31 (14)	22,675	22,847
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	6/15/13 (ETM)	1,200	1,322
1 New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/13 (Prere.)	4,000	4,402
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/13	7,500	8,075
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/14	10,000	10,918
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/14	14,000	15,376

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/16	10,255	11,476
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/17	2,000	2,224
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/17	5,000	5,567
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/18	2,650	2,806
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/18	2,500	2,753
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/18 (14)	3,000	3,400
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/18	5,000	5,506
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/19	3,000	3,323
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/19	2,000	2,178
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	12/15/19 (2)	1,550	1,744
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/21	2,500	2,773
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/22	3,000	3,235
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/25	3,000	3,140
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	3/1/26	9,500	9,664
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.125%	3/1/28	8,000	8,077
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/29 (14)	7,055	7,535
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	12/15/29	11,520	12,123
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.125%	3/1/30	9,500	9,520
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.125%	3/1/30 (10)	1,000	1,004
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/30 (14)	5,480	5,521
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/30	4,065	4,120
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/31	7,105	7,167
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/32	1,000	1,004
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/33	1,825	1,818
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/34	8,000	7,902
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/36	14,250	14,028
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/37	19,650	19,310

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New Jersey Economic Development Authority
Revenue (School Facilities Construction) PUT	5.000%	9/1/14 (4)	8,000	8,650
New Jersey Economic Development Authority
Revenue (School Facilities Construction) PUT	5.000%	9/1/14 (4)	12,500	13,516
New Jersey Economic Development Authority
Revenue (School Facilities Construction) PUT	5.000%	9/1/15 (4)	31,625	34,433
New Jersey Economic Development Authority
Revenue (School Facilities Construction) PUT	5.000%	9/1/15 (4)	5,000	5,444
New Jersey Economic Development Authority
Revenue (St. Barnabas Project)	0.000%	7/1/12 (14)	4,550	4,281
New Jersey Economic Development Authority
Revenue (St. Barnabas Project)	0.000%	7/1/13 (14)	4,500	3,995
New Jersey Economic Development Authority
Revenue (St. Barnabas Project)	0.000%	7/1/14 (14)	4,210	3,519
New Jersey Economic Development Authority
Revenue (Provident Group-Montclair Properties
LLC - Montclair State University Student
Housing Project)	5.375%	6/1/25	1,340	1,301
New Jersey Economic Development Authority
Revenue (Provident Group-Montclair Properties
LLC - Montclair State University Student
Housing Project)	5.750%	6/1/31	1,000	953
New Jersey Economic Development Authority
Revenue (Provident Group-Montclair Properties
LLC - Montclair State University Student
Housing Project)	5.875%	6/1/42	8,000	7,386
New Jersey Economic Development Authority
Revenue (Trustees of the Lawrenceville
School Project) VRDO	0.100%	6/1/11	10,850	10,850
New Jersey Economic Development Authority
Transportation Project Sublease Revenue
(New Jersey Transit Corp. Light Rail Transit
System Project)	5.000%	5/1/14	15,000	16,261
New Jersey Economic Development Authority
Transportation Project Sublease Revenue
(New Jersey Transit Corp. Light Rail Transit
System Project)	5.000%	5/1/18	6,160	6,783
New Jersey Economic Development Authority
Transportation Project Sublease Revenue
(New Jersey Transit Corp. Light Rail Transit
System Project)	5.000%	5/1/19	2,580	2,815
New Jersey Educational Facilities Authority
Revenue (College of New Jersey)	5.000%	7/1/14 (4)	3,180	3,465
New Jersey Educational Facilities Authority
Revenue (College of New Jersey)	5.000%	7/1/16 (4)	4,410	4,925
New Jersey Educational Facilities Authority
Revenue (Drew University)	5.250%	7/1/20 (14)	2,060	2,329
New Jersey Educational Facilities Authority
Revenue (Drew University)	5.250%	7/1/21 (14)	1,550	1,745
New Jersey Educational Facilities Authority
Revenue (Fairleigh Dickinson University)	5.500%	7/1/23	2,750	2,780
New Jersey Educational Facilities Authority
Revenue (Georgian Court University)	5.000%	7/1/33	1,000	906
New Jersey Educational Facilities Authority
Revenue (Higher Education Trust Fund)	5.000%	9/1/19 (4)	5,000	5,238

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New Jersey Educational Facilities Authority
Revenue (Higher Education Trust Fund)	5.000%	9/1/20 (4)	5,015	5,190
New Jersey Educational Facilities Authority
Revenue (Kean University)	5.250%	7/1/13 (Prere.)	2,605	2,861
New Jersey Educational Facilities Authority
Revenue (Kean University)	5.250%	7/1/13 (Prere.)	2,775	3,047
New Jersey Educational Facilities Authority
Revenue (Kean University)	5.000%	7/1/20 (14)	2,585	2,788
New Jersey Educational Facilities Authority
Revenue (Kean University)	5.000%	7/1/21 (14)	3,025	3,231
New Jersey Educational Facilities Authority
Revenue (Kean University)	5.250%	9/1/29	2,500	2,591
New Jersey Educational Facilities Authority
Revenue (Kean University)	5.500%	9/1/36	5,000	5,109
New Jersey Educational Facilities Authority
Revenue (Montclair State University)	5.000%	7/1/15 (Prere.)	4,700	5,430
New Jersey Educational Facilities Authority
Revenue (Montclair State University)	5.000%	7/1/27 (2)	5,000	5,105
New Jersey Educational Facilities Authority
Revenue (New Jersey Institute of Technology)	5.250%	7/1/11 (Prere.)	1,000	1,004
New Jersey Educational Facilities Authority
Revenue (New Jersey Institute of Technology)	5.250%	7/1/11 (Prere.)	1,470	1,476
New Jersey Educational Facilities Authority
Revenue (New Jersey Institute of Technology)	5.250%	7/1/11 (Prere.)	1,725	1,732
New Jersey Educational Facilities Authority
Revenue (New Jersey Institute of Technology)	5.000%	7/1/20	2,725	3,017
New Jersey Educational Facilities Authority
Revenue (New Jersey Institute of Technology)	5.000%	7/1/21	2,635	2,878
New Jersey Educational Facilities Authority
Revenue (New Jersey Institute of Technology)	5.000%	7/1/31	1,000	1,009
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/20	6,020	7,125
New Jersey Educational Facilities Authority
Revenue (Princeton University)	4.500%	7/1/35	9,900	9,983
New Jersey Educational Facilities Authority
Revenue (Princeton University)	4.500%	7/1/37	5,000	5,021
New Jersey Educational Facilities Authority
Revenue (Ramapo College)	5.000%	7/1/12 (Prere.)	1,550	1,629
New Jersey Educational Facilities Authority
Revenue (Ramapo College)	5.000%	7/1/12 (Prere.)	1,700	1,786
New Jersey Educational Facilities Authority
Revenue (Ramapo College)	5.000%	7/1/12 (Prere.)	1,010	1,061
New Jersey Educational Facilities Authority
Revenue (Richard Stockton College)	5.375%	7/1/38	8,395	8,481
New Jersey Educational Facilities Authority
Revenue (Rowan University)	5.250%	7/1/11 (Prere.)	235	238
New Jersey Educational Facilities Authority
Revenue (Rowan University)	5.250%	7/1/11 (Prere.)	190	193
New Jersey Educational Facilities Authority
Revenue (Rowan University)	5.250%	7/1/11 (Prere.)	205	208
New Jersey Educational Facilities Authority
Revenue (Rowan University)	5.125%	7/1/13 (Prere.)	2,800	3,067
New Jersey Educational Facilities Authority
Revenue (Rowan University)	5.250%	7/1/14 (14)	2,070	2,099

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New Jersey Educational Facilities Authority
Revenue (Rowan University)	5.250%	7/1/15 (14)	1,690	1,714
New Jersey Educational Facilities Authority
Revenue (Rowan University)	5.250%	7/1/16 (14)	1,845	1,871
New Jersey Educational Facilities Authority
Revenue (Rowan University)	5.000%	7/1/24 (14)	2,200	2,281
New Jersey Educational Facilities Authority
Revenue (Seton Hall University)	5.250%	7/1/12 (2)	1,275	1,280
New Jersey Educational Facilities Authority
Revenue (Seton Hall University)	5.250%	7/1/15 (2)	400	401
New Jersey Educational Facilities Authority
Revenue (Seton Hall University)	5.250%	7/1/16 (2)	200	201
New Jersey Educational Facilities Authority
Revenue (Stevens Institute of Technology)	5.125%	7/1/13 (Prere.)	2,000	2,187
New Jersey Educational Facilities Authority
Revenue (Stevens Institute of Technology)	5.250%	7/1/13 (Prere.)	6,000	6,577
New Jersey Educational Facilities Authority
Revenue (University Medical & Dentistry)	7.500%	12/1/32	7,250	8,138
New Jersey Equipment Lease Purchase COP	5.000%	6/15/13	5,000	5,276
New Jersey Equipment Lease Purchase COP	5.000%	6/15/16	4,000	4,368
New Jersey Equipment Lease Purchase COP	5.000%	6/15/17	3,000	3,255
New Jersey Equipment Lease Purchase COP	5.000%	6/15/18	9,000	9,704
New Jersey Equipment Lease Purchase COP	5.000%	6/15/19	9,755	10,356
New Jersey Equipment Lease Purchase COP	5.000%	6/15/20	1,500	1,571
New Jersey Equipment Lease Purchase COP	5.000%	6/15/23	1,000	1,012
New Jersey GO	5.000%	8/1/16	5,190	6,001
New Jersey GO	5.000%	8/1/17	9,035	10,472
New Jersey GO	5.250%	7/15/18 (2)	4,000	4,695
New Jersey GO	5.500%	7/15/18 (14)	1,000	1,190
New Jersey GO	5.000%	8/15/19	5,000	5,767
New Jersey GO	5.000%	6/1/20	915	1,038
New Jersey GO	5.000%	6/1/21	6,835	7,661
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)	5.000%	7/1/13	7,330	7,809
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)	5.000%	7/1/14	7,695	8,339
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)	5.000%	7/1/15	5,000	5,482
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)	5.000%	7/1/18	4,095	4,492
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)	6.000%	7/1/41	1,500	1,549
New Jersey Health Care Facilities Financing
Authority Revenue (Atlantic City Medical Center)	5.750%	7/1/12 (Prere.)	2,220	2,352
New Jersey Health Care Facilities Financing
Authority Revenue (Atlantic City Medical Center)	6.250%	7/1/12 (Prere.)	1,750	1,863
New Jersey Health Care Facilities Financing
Authority Revenue (Atlantic City Medical Center)	6.250%	7/1/17	2,200	2,282
New Jersey Health Care Facilities Financing
Authority Revenue (Atlantic City Medical Center)	5.750%	7/1/25	2,780	2,821
New Jersey Health Care Facilities Financing
Authority Revenue (Atlanticare Regional
Medical Center)	5.000%	7/1/23	2,675	2,784

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New Jersey Health Care Facilities Financing
Authority Revenue (Atlanticare Regional
Medical Center)	5.000%	7/1/26	2,780	2,809
New Jersey Health Care Facilities Financing
Authority Revenue (Atlanticare Regional
Medical Center)	5.000%	7/1/37	10,000	9,660
New Jersey Health Care Facilities Financing
Authority Revenue (Capital Health Systems
Obligated Group)	5.750%	7/1/13 (Prere.)	7,000	7,679
New Jersey Health Care Facilities Financing
Authority Revenue
(Children’s Specialized Hospital)	5.000%	7/1/24	800	760
New Jersey Health Care Facilities Financing
Authority Revenue
(Children’s Specialized Hospital)	5.500%	7/1/30	3,055	2,909
New Jersey Health Care Facilities Financing
Authority Revenue
(Children’s Specialized Hospital)	5.500%	7/1/36	6,800	6,214
New Jersey Health Care Facilities Financing
Authority Revenue (Community Medical
Center/Kimball Medical Center/
Kensington Manor Care Center)	5.250%	7/1/12 (4)	105	105
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	1/1/17	1,250	1,320
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	1/1/20	3,000	3,106
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.125%	1/1/21	15,000	15,374
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	1/1/22	3,500	3,529
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	1/1/28	3,500	3,257
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	1/1/34	2,000	1,754
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Asset
Transformation Program)	5.000%	10/1/13	3,785	4,095
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Asset
Transformation Program)	5.500%	10/1/23	10,000	10,663
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Asset
Transformation Program)	5.750%	10/1/31	1,500	1,559
New Jersey Health Care Facilities Financing
Authority Revenue (Hunterdon Medical Center)	5.250%	7/1/25	1,200	1,205
New Jersey Health Care Facilities Financing
Authority Revenue (Hunterdon Medical Center)	5.125%	7/1/35	3,450	3,209

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.625%	7/1/13 (4)	7,255	7,278
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.250%	7/1/29 (4)	10,855	10,856
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health Systems)	5.000%	7/1/38 (12)	4,390	4,294
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian III) VRDO	0.250%	6/7/11 (4)	7,300	7,300
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian IV) VRDO	0.130%	6/7/11 (12)	14,200	14,200
2 New Jersey Health Care Facilities Financing
Authority Revenue (Meridian V) TOB VRDO	0.330%	6/7/11 (12)	5,635	5,635
New Jersey Health Care Facilities Financing
Authority Revenue (MHAC I LLC) VRDO	0.130%	6/7/11 LOC	6,700	6,700
New Jersey Health Care Facilities Financing
Authority Revenue (Robert Wood
Johnson University)	5.000%	7/1/31	5,000	4,962
New Jersey Health Care Facilities Financing
Authority Revenue (South Jersey Hospital)	5.000%	7/1/36	10,000	9,375
New Jersey Health Care Facilities Financing
Authority Revenue (South Jersey Hospital)	5.000%	7/1/46	7,505	6,847
New Jersey Health Care Facilities Financing
Authority Revenue (St. Barnabas Health
Care System)	5.250%	7/1/13 (14)	2,695	2,700
New Jersey Health Care Facilities Financing
Authority Revenue (St. Barnabas Health
Care System)	5.250%	7/1/16 (14)	2,340	2,343
New Jersey Health Care Facilities Financing
Authority Revenue (St. Barnabas Health
Care System)	0.000%	7/1/21 (ETM)	1,260	915
New Jersey Health Care Facilities Financing
Authority Revenue (St. Barnabas Health
Care System)	0.000%	7/1/21 (14)	1,740	926
New Jersey Health Care Facilities Financing
Authority Revenue (St. Barnabas Health
Care System)	5.000%	7/1/29	1,000	796
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	5.250%	7/1/14 (4)	11,000	11,028
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	6.000%	7/1/29 (12)	1,000	1,035
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	5.750%	7/1/33	3,000	3,096
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	5.500%	7/1/38 (12)	3,000	3,069
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health) VRDO	0.120%	6/1/11 LOC	3,300	3,300
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health) VRDO	0.120%	6/1/11 LOC	4,255	4,255
New Jersey Higher Education Assistance
Authority Student Loan Revenue	4.750%	12/1/21	5,000	5,154
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/25	1,500	1,503

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/26	1,500	1,495
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	6/1/27	6,280	6,464
New Jersey Higher Education Assistance
Authority Student Loan Revenue	4.500%	12/1/29	3,000	2,997
New Jersey Higher Education Assistance
Authority Student Loan Revenue	4.750%	12/1/29	6,000	5,987
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.625%	6/1/30	5,000	5,204
New Jersey Housing & Mortgage Finance Agency
Multi-Family Housing Revenue	5.700%	5/1/20 (4)	1,905	1,907
New Jersey Housing & Mortgage Finance Agency
Single Family Housing Revenue	6.500%	10/1/38	2,915	3,155
New Jersey Sports & Exposition Authority
Revenue	6.500%	3/1/13 (ETM)	605	646
New Jersey Sports & Exposition Authority
Revenue	6.500%	3/1/13 (14)	530	565
New Jersey Sports & Exposition Authority
Revenue	5.500%	3/1/17 (ETM)	250	305
New Jersey Sports & Exposition Authority
Revenue	5.500%	3/1/17 (14)	5,505	6,289
New Jersey Sports & Exposition Authority
Revenue (Convention Center Luxury Tax)	5.500%	3/1/21 (14)	3,000	3,300
New Jersey Sports & Exposition Authority
Revenue (Convention Center Luxury Tax)	5.500%	3/1/22 (14)	1,000	1,092
New Jersey Transportation Corp. COP	5.500%	9/15/12 (2)	20,000	21,080
New Jersey Transportation Corp. COP	5.500%	9/15/14 (2)	1,500	1,659
New Jersey Transportation Corp. COP	5.500%	9/15/15 (2)	15,000	16,864
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	6/15/13 (Prere.)	1,000	1,101
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/15 (ETM)	5,000	5,844
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/15 (2)	1,000	1,133
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/15 (2)	1,600	1,830
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/17	2,910	3,249
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/17	3,480	3,886
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/17	2,500	2,791
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/17 (4)	1,775	2,057
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/18	2,000	2,210
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/18 (4)	5,210	6,018
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	6.000%	12/15/18 (Prere.)	1,740	2,234
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/19	2,675	2,961
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/19	7,500	8,302

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/19 (4)	8,000	9,043
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/20	2,650	2,783
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.750%	6/15/20	5,000	5,770
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/20	6,500	7,152
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/20 (4)	5,000	5,633
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/20 (4)	5,800	6,535
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/20 (3)	7,000	7,840
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/21	8,000	8,910
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/22	2,500	2,706
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/22	8,875	9,805
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.750%	6/15/23 (14)	5,750	6,417
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/23	8,900	4,537
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/23	9,330	9,786
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/23 (2)	4,830	5,181
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.750%	6/15/24 (14)	4,900	5,457
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/24	3,000	3,130
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.750%	6/15/25 (14)	7,000	7,726
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/25	10,800	4,758
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/25	8,000	3,524
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/26	11,585	4,715
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/28	8,855	3,071
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/28	18,000	6,243
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/29	25,360	8,132
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/30	10,000	2,971
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/31	5,395	5,462
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/31	18,500	5,103
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/32	10,000	2,559

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/32	6,420	1,643
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/32 (2)	20,085	20,140
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/33	3,000	714
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/33	10,000	2,381
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/34	5,000	1,109
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/34	8,210	1,821
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	6.000%	6/15/35	4,000	4,372
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/35	6,000	1,243
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/36	11,675	2,246
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/37	1,165	210
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/38	6,500	1,090
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/38	15,000	2,516
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/38 (12)	6,900	7,101
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	6.000%	12/15/38	3,360	3,591
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/39	15,150	2,375
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/40	4,500	659
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	6/15/41	10,000	10,224
2 New Jersey Transportation Trust Fund Authority
Transportation System Revenue TOB VRDO	0.170%	6/7/11 LOC	2,000	2,000
New Jersey Transportation Trust Fund Authority
Transportation System Revenue VRDO	0.150%	6/7/11 LOC	5,100	5,100
New Jersey Turnpike Authority Revenue	6.000%	1/1/13 (ETM)	770	838
New Jersey Turnpike Authority Revenue	6.000%	1/1/13 (14)	230	247
New Jersey Turnpike Authority Revenue	6.500%	1/1/13 (ETM)	12,500	13,702
New Jersey Turnpike Authority Revenue	6.500%	1/1/16 (ETM)	1,560	1,925
New Jersey Turnpike Authority Revenue	6.500%	1/1/16 (14)	19,535	23,197
New Jersey Turnpike Authority Revenue	6.500%	1/1/16 (ETM)	22,095	24,786
New Jersey Turnpike Authority Revenue	5.000%	1/1/20	5,000	5,541
New Jersey Turnpike Authority Revenue	5.000%	1/1/21	5,000	5,471
New Jersey Turnpike Authority Revenue	5.000%	1/1/22	3,325	3,592
New Jersey Turnpike Authority Revenue	5.250%	1/1/26 (4)	4,000	4,534
New Jersey Turnpike Authority Revenue	5.000%	1/1/30 (4)	18,500	18,790
New Jersey Turnpike Authority Revenue	5.000%	1/1/36	11,000	11,034
New Jersey Turnpike Authority Revenue	5.250%	1/1/40	21,285	21,643
2 New Jersey Turnpike Authority Revenue
TOB VRDO	0.230%	6/7/11 LOC	13,455	13,455
Newark NJ GO	5.375%	12/15/13 (14)	2,000	2,129

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Ocean County NJ Utility Authority
Wastewater Revenue	5.250%	1/1/17	2,665	2,731
Ocean County NJ Utility Authority
Wastewater Revenue	5.250%	1/1/18	2,220	2,272
Ocean County NJ Utility Authority
Wastewater Revenue	6.600%	1/1/18 (ETM)	2,500	2,965
Passaic Valley NJ Sewage Commissioners
Sewer System Revenue	5.750%	12/1/19	1,680	1,897
Passaic Valley NJ Sewage Commissioners
Sewer System Revenue	5.750%	12/1/20	1,450	1,632
Passaic Valley NJ Sewage Commissioners
Sewer System Revenue	5.750%	12/1/21	3,500	3,928
Port Authority of New York &
New Jersey Revenue	5.375%	3/1/28	1,100	1,229
Port Authority of New York &
New Jersey Revenue	4.500%	7/15/28	9,000	9,142
Port Authority of New York &
New Jersey Revenue	5.000%	3/1/29	4,500	4,748
Port Authority of New York &
New Jersey Revenue	5.000%	7/15/31	3,395	3,562
Port Authority of New York &
New Jersey Revenue	5.000%	7/15/31	5,140	5,404
Port Authority of New York &
New Jersey Revenue	5.000%	7/15/32	3,500	3,640
Port Authority of New York &
New Jersey Revenue	4.750%	11/15/32	4,000	4,080
Port Authority of New York &
New Jersey Revenue	4.750%	7/15/33	8,000	8,130
Port Authority of New York &
New Jersey Revenue	5.000%	7/15/35	6,500	6,682
Port Authority of New York &
New Jersey Revenue	5.000%	5/1/39	6,600	6,756
Port Authority of New York &
New Jersey Revenue	5.000%	7/15/39	12,000	12,318
Port Authority of New York &
New Jersey Revenue	4.250%	7/15/40	2,250	2,060
Port Authority of New York &
New Jersey Special Obligation Revenue
(John F. Kennedy International Air Terminal LLC)	5.500%	12/1/31	5,000	4,900
Port Authority of New York &
New Jersey Special Obligation Revenue
(John F. Kennedy International Air Terminal LLC)	6.000%	12/1/36	3,000	3,009
Port Authority of New York &
New Jersey Special Obligation Revenue
(John F. Kennedy International Air Terminal LLC)	6.000%	12/1/42	5,000	4,962
Rutgers State University New Jersey Revenue	5.000%	5/1/29	1,110	1,192
South Jersey Port Corp. New Jersey Revenue	5.000%	1/1/23	2,000	2,023
South Jersey Port Corp. New Jersey Revenue	5.100%	1/1/33	1,500	1,502
South Jersey Transportation Authority New Jersey
Transportation System Revenue VRDO	0.130%	6/7/11 LOC	3,700	3,700
Stafford NJ Municipal Utility Authority
Water & Sewer Revenue	5.500%	6/1/11 (14)	750	750
Tobacco Settlement Financing Corp.
New Jersey Revenue	6.000%	6/1/12 (Prere.)	16,650	17,599

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tobacco Settlement Financing Corp.
New Jersey Revenue	5.000%	6/1/13	1,225	1,257
Tobacco Settlement Financing Corp.
New Jersey Revenue	7.000%	6/1/13 (Prere.)	20,000	22,564
Tobacco Settlement Financing Corp.
New Jersey Revenue	4.500%	6/1/23	21,340	17,900
Tobacco Settlement Financing Corp.
New Jersey Revenue	4.625%	6/1/26	16,735	12,204
Tobacco Settlement Financing Corp.
New Jersey Revenue	5.000%	6/1/29	10,000	7,262
Tobacco Settlement Financing Corp.
New Jersey Revenue	5.750%	6/1/32 (Prere.)	29,390	30,520
Tobacco Settlement Financing Corp.
New Jersey Revenue	4.750%	6/1/34	9,000	5,711
Tobacco Settlement Financing Corp.
New Jersey Revenue	5.000%	6/1/41	11,455	7,298
University of Medicine & Dentistry
New Jersey COP	5.250%	6/15/18 (14)	1,975	2,073
University of Medicine & Dentistry
New Jersey COP	5.250%	6/15/20 (14)	2,185	2,262
University of Medicine & Dentistry
New Jersey COP	5.250%	6/15/22 (14)	2,420	2,478
University of Medicine & Dentistry
New Jersey Revenue	6.500%	12/1/12 (ETM)	1,755	1,851
University of Medicine & Dentistry
New Jersey Revenue	5.375%	12/1/15 (2)	2,325	2,418
University of Medicine & Dentistry
New Jersey Revenue	5.375%	12/1/16 (2)	1,110	1,151
University of Medicine & Dentistry
New Jersey Revenue	5.500%	12/1/19 (2)	2,000	2,049
University of Medicine & Dentistry
New Jersey Revenue	5.500%	12/1/20 (2)	3,675	3,752
University of Medicine & Dentistry
New Jersey Revenue	5.500%	12/1/21 (2)	2,000	2,038
				1,810,324
Puerto Rico (1.1%)
Puerto Rico GO	5.500%	7/1/18	5,540	5,946
Puerto Rico Highway & Transportation
Authority Revenue	5.500%	7/1/14 (Prere.)	3,500	3,999
Puerto Rico Highway & Transportation
Authority Revenue	5.500%	7/1/14 (Prere.)	4,125	4,713
Puerto Rico Infrastructure Financing Authority
Special Tax Revenue	0.000%	7/1/33 (3)	7,000	1,474
Puerto Rico Public Finance Corp. Revenue	5.500%	2/1/12 (Prere.)	3,250	3,362
Puerto Rico Public Finance Corp. Revenue	5.500%	2/1/12 (Prere.)	1,135	1,174
Puerto Rico Public Finance Corp. Revenue	6.000%	8/1/26 (ETM)	720	920
				21,588

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Virgin Islands (0.3%)
Virgin Islands Public Finance Authority Revenue	5.250%	10/1/18	3,390	3,564
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/25	1,500	1,485
				5,049
Total Tax-Exempt Municipal Bonds (Cost $1,808,462)				1,836,961
Other Assets and Liabilities (1.9%)
Other Assets				43,460
Liabilities				(8,203)
				35,257
Net Assets (100%)				1,872,218

At May 31, 2011, net assets consisted of:
				Amount
				($000)
Paid-in Capital				1,880,151
Undistributed Net Investment Income				—
Accumulated Net Realized Losses				(35,887)
Unrealized Appreciation (Depreciation)
Investment Securities				28,499
Futures Contracts				(545)
Net Assets				1,872,218

Investor Shares—Net Assets
Applicable to 25,276,670 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				289,054
Net Asset Value Per Share—Investor Shares				$11.44

Admiral Shares—Net Assets
Applicable to 138,441,926 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				1,583,164
Net Asset Value Per Share—Admiral Shares				$11.44

See Note A in Notes to Financial Statements.
1 Securities with a value of $3,301,000 have been segregated as initial margin for open futures contracts.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2011, the aggregate value of these securities was $21,090,000, representing 1.1% of net assets.
A key to abbreviations and other references follows the Statement of Net Assets
See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Long-Term Tax-Exempt Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corporation.
(13) Berkshire Hathaway Assurance Corporation.
(14) National Public Finance Guarantee Corporation.
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

New Jersey Long-Term Tax-Exempt Fund

Statement of Operations

Six Months Ended
May 31, 2011
($000)
Investment Income
Income
Interest	41,646
Total Income	41,646
Expenses
The Vanguard Group—Note B
Investment Advisory Services	110
Management and Administrative—Investor Shares	210
Management and Administrative—Admiral Shares	657
Marketing and Distribution—Investor Shares	60
Marketing and Distribution—Admiral Shares	183
Custodian Fees	17
Shareholders’ Reports—Investor Shares	3
Shareholders’ Reports—Admiral Shares	3
Trustees’ Fees and Expenses	1
Total Expenses	1,244
Net Investment Income	40,402
Realized Net Gain (Loss)
Investment Securities Sold	(1,732)
Futures Contracts	(2,404)
Realized Net Gain (Loss)	(4,136)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(24,208)
Futures Contracts	(540)
Change in Unrealized Appreciation (Depreciation)	(24,748)
Net Increase (Decrease) in Net Assets Resulting from Operations	11,518

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Long-Term Tax-Exempt Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	May 31,	November 30,
	2011	2010
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	40,402	86,567
Realized Net Gain (Loss)	(4,136)	3,890
Change in Unrealized Appreciation (Depreciation)	(24,748)	(14,720)
Net Increase (Decrease) in Net Assets Resulting from Operations	11,518	75,737
Distributions
Net Investment Income
Investor Shares	(6,258)	(19,150)
Admiral Shares	(34,144)	(67,417)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Total Distributions	(40,402)	(86,567)
Capital Share Transactions
Investor Shares	(66,739)	(111,846)
Admiral Shares	(110,936)	168,493
Net Increase (Decrease) from Capital Share Transactions	(177,675)	56,647
Total Increase (Decrease)	(206,559)	45,817
Net Assets
Beginning of Period	2,078,777	2,032,960
End of Period	1,872,218	2,078,777

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Long-Term Tax-Exempt Fund

Financial Highlights

Investor Shares

Six Months
	Ended
For a Share Outstanding	May 31,			Year Ended November 30,
Throughout Each Period	2011	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$11.58	$11.64	$10.82	$11.71	$12.03	$11.82
Investment Operations
Net Investment Income	.238	.476	.477	.494	.511	.520
Net Realized and Unrealized Gain (Loss)
on Investments	(.140)	(.060)	.820	(.890)	(.276)	.282
Total from Investment Operations	.098	.416	1.297	(.396)	.235	.802
Distributions
Dividends from Net Investment Income	(.238)	(.476)	(.477)	(.494)	(.511)	(.520)
Distributions from Realized Capital Gains	—	—	—	—	(.044)	(.072)
Total Distributions	(.238)	(.476)	(.477)	(.494)	(.555)	(.592)
Net Asset Value, End of Period	$11.44	$11.58	$11.64	$10.82	$11.71	$12.03

Total Return[1]	0.90%	3.59%	12.19%	-3.49%	2.04%	7.01%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$289	$361	$473	$410	$426	$432
Ratio of Total Expenses to
Average Net Assets	0.20%	0.20%	0.20%	0.15%	0.15%	0.16%
Ratio of Net Investment Income to
Average Net Assets	4.24%	4.06%	4.22%	4.32%	4.35%	4.42%
Portfolio Turnover Rate	10%	17%	22%	37%	14%	15%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Long-Term Tax-Exempt Fund

Financial Highlights

Admiral Shares

Six Months
	Ended
For a Share Outstanding	May 31,			Year Ended November 30,
Throughout Each Period	2011	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$11.58	$11.64	$10.82	$11.71	$12.03	$11.82
Investment Operations
Net Investment Income	.242	.485	.487	.502	.519	.529
Net Realized and Unrealized Gain (Loss)
on Investments	(.140)	(.060)	.820	(.890)	(.276)	.282
Total from Investment Operations	.102	.425	1.307	(.388)	.243	.811
Distributions
Dividends from Net Investment Income	(.242)	(.485)	(.487)	(.502)	(.519)	(.529)
Distributions from Realized Capital Gains	—	—	—	—	(.044)	(.072)
Total Distributions	(.242)	(.485)	(.487)	(.502)	(.563)	(.601)
Net Asset Value, End of Period	$11.44	$11.58	$11.64	$10.82	$11.71	$12.03

Total Return	0.94%	3.68%	12.28%	-3.42%	2.11%	7.09%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,583	$1,718	$1,560	$1,375	$1,402	$1,286
Ratio of Total Expenses to
Average Net Assets	0.12%	0.12%	0.12%	0.08%	0.08%	0.09%
Ratio of Net Investment Income to
Average Net Assets	4.32%	4.14%	4.30%	4.39%	4.42%	4.49%
Portfolio Turnover Rate	10%	17%	22%	37%	14%	15%
The expense ratio, net income ratio, and turnover rate for the current period have been annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Long-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard New Jersey Long-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state. The fund offers two classes of shares: Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (November 30, 2007–2010), and for the period ended May 31, 2011, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution

New Jersey Long-Term Tax-Exempt Fund

expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At May 31, 2011, the fund had contributed capital of $291,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.12% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of May 31, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	1,836,961	—
Futures Contracts—Liabilities[1]	(98)	—	—
Total	(98)	1,836,961	—
1 Represents variation margin on the last day of the reporting period.

D. At May 31, 2011, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
2-Year United States Treasury Note	September 2011	(214)	(46,906)	(58)
10-Year United States Treasury Note	September 2011	(376)	(46,101)	(340)
5-Year United States Treasury Note	September 2011	(222)	(26,449)	(147)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

New Jersey Long-Term Tax-Exempt Fund

E. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at November 30, 2010, the fund had available capital loss carryforwards totaling $28,917,000 to offset future net capital gains of $18,584,000 through November 30, 2016 and $10,333,000 through November 30, 2017. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending November 30, 2011; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

The fund had realized losses totaling $2,840,000 through November 30, 2010, which are deferred for tax purposes and reduce the amount of tax-basis unrealized appreciation on investment securities.

At May 31, 2011, the cost of investment securities for tax purposes was $1,811,302,000. Net unrealized appreciation of investment securities for tax purposes was $25,659,000, consisting of unrealized gains of $52,366,000 on securities that had risen in value since their purchase and $26,707,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended May 31, 2011, the fund purchased $92,925,000 of investment securities and sold $313,495,000 of investment securities, other than temporary cash investments.

G. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
		May 31, 2011	November 30, 2010
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	30,377	2,697	111,899	9,534
Issued in Lieu of Cash Distributions	5,111	454	15,576	1,326
Redeemed	(102,227)	(9,043)	(239,321)	(20,352)
Net Increase (Decrease)—Investor Shares	(66,739)	(5,892)	(111,846)	(9,492)
Admiral Shares
Issued	112,763	9,985	367,783	31,315
Issued in Lieu of Cash Distributions	24,888	2,209	50,014	4,259
Redeemed	(248,587)	(22,081)	(249,304)	(21,301)
Net Increase (Decrease)—Admiral Shares	(110,936)	(9,887)	168,493	14,273

H. In preparing the financial statements as of May 31, 2011, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended May 31, 2011

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	11/30/2010	5/31/2011	Period
Based on Actual Fund Return
New Jersey Tax-Exempt Money Market Fund	$1,000.00	$1,000.50	$0.85
New Jersey Long-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,008.95	$1.00
Admiral Shares	1,000.00	1,009.35	0.60
Based on Hypothetical 5% Yearly Return
New Jersey Tax-Exempt Money Market Fund	$1,000.00	$1,024.08	$0.86
New Jersey Long-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,023.93	$1.01
Admiral Shares	1,000.00	1,024.33	0.61

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the New Jersey Tax-Exempt Money Market Fund, 0.17%; and for the New Jersey Long-Term Tax-Exempt Fund, 0.20% for Investor Shares and 0.12% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard New Jersey Tax-Exempt Money Market Fund and Vanguard New Jersey Long-Term Tax-Exempt Fund has renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. Vanguard—through its Fixed Income Group—serves as the investment advisor for the funds. The board determined that continuing the funds’ internalized management structure was in the best interests of the funds and their shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services
The board considered the quality of the funds’ investment management over both the short and long term, and took into account the organizational depth and stability of the advisor. The board noted that Vanguard has been managing investments for more than three decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance
The board considered the short- and long-term performance of the funds, including any periods of outperformance or underperformance of relevant benchmarks and peer groups. The board concluded that the funds have performed in line with expectations and that their results have been consistent with their investment strategies. Information about the funds’ most recent performance can be found in the Performance Summary sections of this report.

Cost
The board concluded that each fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the funds’ advisory fee rates were also well below their peer-group averages. Information about the funds’ expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements sections.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale
The board concluded that the funds’ low-cost arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Glossary

7-Day SEC Yield and 30-Day SEC Yield. A money market fund’s 7-day SEC yield is calculated by annualizing its income distributions for the previous seven days, as required by the U.S. Securities and Exchange Commission. For other funds, 30-day SEC yield is derived using a formula specified by the commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (in the case of bonds) or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Effective Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid, taking into consideration the possibility that the issuer may call the bond before its maturity date. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average effective maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Average Weighted Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid. The figure reflects the proportion of fund assets represented by each security.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Credit Quality. For Vanguard money market funds, the Distribution by Credit Quality table includes tier ratings for consistency with SEC Rule 2a-7 under the Investment Company Act of 1940, which governs money market funds. A First Tier security is one that is eligible for money market funds and has been rated in the highest short-term rating category for debt obligations by the requisite nationally recognized statistical rating organizations. An unrated security is First Tier if it represents quality comparable to that of a rated security, as determined in accordance with SEC Rule 2a-7. A Second Tier security is one that is eligible for money market funds and is not a First Tier security. For the tax-exempt bond funds, credit-quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “Not Rated” is used to classify securities for which a rating is not available. Credit-quality ratings are obtained from Moody’s and S&P, and the higher rating for each issue is used.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 177 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee[1]	and President (2006–2008) of Rohm and Haas Co.
(chemicals); Director of Tyco International, Ltd.
F. William McNabb III	(diversified manufacturing and services) and Hewlett-
Born 1957. Trustee Since July 2009. Chairman of the	Packard Co. (electronic computer manufacturing);
Board. Principal Occupation(s) During the Past Five	Senior Advisor at New Mountain Capital; Trustee
Years: Chairman of the Board of The Vanguard Group,	of The Conference Board; Member of the Board of
Inc., and of each of the investment companies served	Managers of Delphi Automotive LLP (automotive
by The Vanguard Group, since January 2010; Director	components).
of The Vanguard Group since 2008; Chief Executive
Officer and President of The Vanguard Group and of	Amy Gutmann
each of the investment companies served by The	Born 1949. Trustee Since June 2006. Principal
Vanguard Group since 2008; Director of Vanguard	Occupation(s) During the Past Five Years: President
Marketing Corporation; Managing Director of The	of the University of Pennsylvania; Christopher H.
Vanguard Group (1995–2008).	Browne Distinguished Professor of Political Science
in the School of Arts and Sciences with secondary
appointments at the Annenberg School for Commu-
Independent Trustees	nication and the Graduate School of Education
of the University of Pennsylvania; Director of
Emerson U. Fullwood	Carnegie Corporation of New York, Schuylkill River
Born 1948. Trustee Since January 2008. Principal	Development Corporation, and Greater Philadelphia
Occupation(s) During the Past Five Years: Executive	Chamber of Commerce; Trustee of the National
Chief Staff and Marketing Officer for North America	Constitution Center; Chair of the Presidential
and Corporate Vice President (retired 2008) of Xerox	Commission for the Study of Bioethical Issues.
Corporation (document management products and
services); Executive in Residence and 2010	JoAnn Heffernan Heisen
Distinguished Minett Professor at the Rochester	Born 1950. Trustee Since July 1998. Principal
Institute of Technology; Director of SPX Corporation	Occupation(s) During the Past Five Years: Corporate
(multi-industry manufacturing), the United Way of	Vice President and Chief Global Diversity Officer
Rochester, Amerigroup Corporation (managed health	(retired 2008) and Member of the Executive
care), the University of Rochester Medical Center,	Committee (1997–2008) of Johnson & Johnson
Monroe Community College Foundation, and North	(pharmaceuticals/consumer products); Director of
Carolina A&T University.	Skytop Lodge Corporation (hotels), the University
Medical Center at Princeton, the Robert Wood
Rajiv L. Gupta	Johnson Foundation, and the Center for Work Life
Born 1945. Trustee Since December 2001.[2]	Policy; Member of the Advisory Board of the
Principal Occupation(s) During the Past Five Years:	Maxwell School of Citizenship and Public Affairs
Chairman and Chief Executive Officer (retired 2009)	at Syracuse University.

F. Joseph Loughrey	Thomas J. Higgins
Born 1949. Trustee Since October 2009. Principal	Born 1957. Chief Financial Officer Since September
Occupation(s) During the Past Five Years: President	2008. Principal Occupation(s) During the Past Five
and Chief Operating Officer (retired 2009) and Vice	Years: Principal of The Vanguard Group, Inc.; Chief
Chairman of the Board (2008–2009) of Cummins Inc.	Financial Officer of each of the investment companies
(industrial machinery); Director of SKF AB (industrial	served by The Vanguard Group since 2008; Treasurer
machinery), Hillenbrand, Inc. (specialized consumer	of each of the investment companies served by The
services), the Lumina Foundation for Education, and	Vanguard Group (1998–2008).
Oxfam America; Chairman of the Advisory Council
for the College of Arts and Letters and Member	Kathryn J. Hyatt
of the Advisory Board to the Kellogg Institute for	Born 1955. Treasurer Since November 2008. Principal
International Studies at the University of Notre Dame.	Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Treasurer of each of
André F. Perold	the investment companies served by The Vanguard
Born 1952. Trustee Since December 2004. Principal	Group since 2008; Assistant Treasurer of each of the
Occupation(s) During the Past Five Years: George	investment companies served by The Vanguard Group
Gund Professor of Finance and Banking at the Harvard	(1988–2008).
Business School; Chair of the Investment Committee
of HighVista Strategies LLC (private investment firm).	Heidi Stam
Born 1956. Secretary Since July 2005. Principal
Alfred M. Rankin, Jr.	Occupation(s) During the Past Five Years: Managing
Born 1941. Trustee Since January 1993. Principal	Director of The Vanguard Group, Inc., since 2006;
Occupation(s) During the Past Five Years: Chairman,	General Counsel of The Vanguard Group since 2005;
President, and Chief Executive Officer of NACCO	Secretary of The Vanguard Group and of each of the
Industries, Inc. (forklift trucks/housewares/lignite);	investment companies served by The Vanguard Group
Director of Goodrich Corporation (industrial products/	since 2005; Director and Senior Vice President of
aircraft systems and services) and the National	Vanguard Marketing Corporation since 2005;
Association of Manufacturers; Chairman of the	Principal of The Vanguard Group (1997–2006).
Federal Reserve Bank of Cleveland; Vice Chairman
of University Hospitals of Cleveland; President of
the Board of The Cleveland Museum of Art.	Vanguard Senior Management Team

Peter F. Volanakis	R. Gregory Barton	Michael S. Miller
Born 1955. Trustee Since July 2009. Principal	Mortimer J. Buckley	James M. Norris
Occupation(s) During the Past Five Years: President	Kathleen C. Gubanich	Glenn W. Reed
and Chief Operating Officer (retired 2010) of Corning	Paul A. Heller	George U. Sauter
Incorporated (communications equipment); Director of	Martha G. King
Corning Incorporated (2000–2010) and Dow Corning
(2001–2010); Overseer of the Amos Tuck School of
Business Administration at Dartmouth College.	Chairman Emeritus and Senior Advisor

John J. Brennan
Executive Officers	Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008
Glenn Booraem
Born 1967. Controller Since July 2010. Principal
Occupation(s) During the Past Five Years: Principal	Founder
of The Vanguard Group, Inc.; Controller of each of
the investment companies served by The Vanguard	John C. Bogle
Group since 2010; Assistant Controller of each of	Chairman and Chief Executive Officer, 1974–1996
the investment companies served by The Vanguard
Group (2001–2010).

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

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with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper Inc. or
Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2011 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q142 072011

Item 2: Code of Ethics.

Not Applicable.

Item 3: Audit Committee Financial Expert.

Not Applicable.

Item 4: Principal Accountant Fees and Services.

Not Applicable.

Item 5: Audit Committee of Listed Registrants.

Not Applicable.

Item 6: Investments.

Not Applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD NEW JERSEY TAX-FREE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: July 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD NEW JERSEY TAX-FREE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: July 25, 2011

VANGUARD NEW JERSEY TAX-FREE FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: July 25, 2011

*By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 26, 2010, see file Number 33-53683, Incorporated by Reference.